Organization (Details) - USD ($) $ / shares in Units, $ in Thousands	Sep. 30, 2023	Jul. 21, 2023	Jan. 06, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization
Shares Outstanding				21,257,708	21,257,708
Common stock, par value	$ 0.0001			$ 0.0001	$ 0.0001
Cash	$ 16,177			$ 9,746	$ 5,128
Accumulated deficit	$ (423,148)			$ (474,839)	$ (422,283)
Intangible Assets Acquired | Priveterra
Organization
Shares Outstanding		16,500,000
Common stock, par value		$ 0.0001
Cash			$ 2,001
Additional shares of common stock		16,000,000